General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General
1.	General

Concorde International Group Ltd (“Company” or “Concorde”), was incorporated in the British Virgin Islands on May 2, 2023. The Company’s registered office is at Conyers Trust Company (BVI) Limited of Commerce House, Wickhams Cay 1, PO Box 3140, Road Town, Tortola, British Virgin Islands VG1110. The Company’s agent for service of process in the United States is Cogency Global Inc., located at 122 East 42nd Street, 18th Floor, New York, NY 10168. The major operation of the Group is located at 3 Ang Mo Kio Street 62 #01-49 LINK@AMK Singapore 569139.

Concorde International Group Ltd (“CIGL”), was incorporated in 2023 to acquire via Concorde International Group Pte Ltd (Singapore) the following companies, Concorde Security Pte Ltd (Singapore), Concorde Security Sdn Bhd (Malaysia), Concorde Security Limited (UK), Concorde Asia Pte Ltd (Singapore) and Berjaya Academy Pte Ltd (Singapore).

Concorde International Group Ltd, and its subsidiaries (collectively referred to as the “Group”) engages principally in providing man guarding and i-Guarding services including project installation and maintenance work located in Singapore.

i-Guarding services is a technology-integrated security service implementing and utilizing technologies such as I-Facility Sprinter (“IFS”), Visitor Management Systems (VMS), Keys Management Systems (KMS), Intelligent Facility Authenticators (IFA), security turnstile facilities, Internet of Things (IoT) devices, and other smart security solutions. Man Guarding is the provision of traditional manpower to man-operate at the customer’s site.

On April 22, 2025, the Company was successfully listed on the NASDAQ Stock Exchange, and on April 23, 2025, it issued an aggregate of 1,250,000 Class A Ordinary Shares, receiving proceeds of US$4,371,614. This amount represents full payment for the shares, net of underwriting discounts, offering expenses, and other costs, as outlined in the Underwriting Agreement and the flow of funds memorandum dated April 23, 2025. Subsequently, on May 2, 2025, the Underwriter exercised the over-allotment option pursuant to the Underwriting Agreement, and the Company issued an additional 187,500 ordinary shares (the “Option Shares”). The Company received same-day wire transfers totaling US$693,750 after netting off underwriting discount in connection with the issuance of the Option Shares.

These consolidated financial statements are presented in United States Dollars (“USD”) and have been rounded to the nearest USD.